Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies.
Schedule of supplemental balance sheet information related to the operating lease

The following table summarizes supplemental balance sheet information related to the operating lease as of December 31, 2023 (in thousands):

Minimum lease payments by fiscal year
2024	$292
Total future minimum lease payments	292
Less: Imputed interest	(14)
Present value of lease payments	278
Less: Current portion (included in other accrued expenses)	(278)
Noncurrent operating lease liability	$—
Operating lease right-of-use asset	$262
Remaining lease term in years	0.9
Discount rate	10%

Schedule of supplemental disclosures of operating cost and cash flow information related to operating leases

	Year Ended
	December 31,
	2023		2022
	Predecessor January 1, 2023 to July 21, 2023	Successor July 22, 2023 to December 31, 2023	Predecessor
Cost of operating leases	$153	$122	$279
Cash paid for operating leases	180	129	248